Annual Operating Expenses {- Fidelity Corporate Bond Fund} - 08.31 Fidelity Corporate Bond Fund Retail PRO-05 - Fidelity Corporate Bond Fund - Fidelity Corporate Bond Fund	Oct. 30, 2020
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.45%